RECAPITALIZATION TRANSACTION (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 23, 2015	Jun. 12, 2015	Aug. 31, 2013
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares authorized				75,000,000
Cash investment of OPC		$ 1,278,501
Conversion of deferred compensation, notes payable and accrued interest into Series A Convertible Preferred Stock		$ 136,813
Common stock, shares issued		6,259,727	3,969,106		304,785
Cash investment of private investor	$ 50,000	$ 50,000
Patent costs reclassified from prepaid expenses resulting from purchase of patents		176,316
Amortization expense recognized on amount of patent costs reclassified from prepaid expenses		23,684
OPC Partners LLC [Member]
Restructuring Cost and Reserve [Line Items]
Cash investment of OPC	$ 1,450,000
Private Investor [Member]
Restructuring Cost and Reserve [Line Items]
Cash investment of private investor		$ 50,000
Series B Convertible Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares authorized		85	0
Preferred stock, shares issued		1	0
Series A Convertible Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares authorized		37,564,767	75,000,000
Preferred stock, shares issued		441,938	248,366
Series A Convertible Preferred Stock [Member] | OPC Partners LLC [Member]
Restructuring Cost and Reserve [Line Items]
Cash investment of OPC		$ 1,278,501
Conversion of deferred compensation, notes payable and accrued interest into Series A Convertible Preferred Stock		171,813
Patent Technology And License Termination Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Additional payment for patent and technology		4,500,000
Payments under license		$ 2,000,000
Patent Technology And License Termination Agreement [Member] | Series B Convertible Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares authorized		85
Pre Reverse Stock Split [Member]
Restructuring Cost and Reserve [Line Items]
Outstanding common stock warrant		3,700,000
Common stock shares issued on conversion of warrant		3,700,000
Shares of common stock shares issued on conversion	21,111,111	21,111,111				12,222,222
Common stock, shares issued	25,906,735
Pre Reverse Stock Split [Member] | Private Investor [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, shares issued		25,906,736
Pre Reverse Stock Split [Member] | Series A Convertible Preferred Stock [Member] | OPC Partners LLC [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares authorized		37,564,767
Pre Reverse Stock Split [Member] | Convertible Notes Payable [Member]
Restructuring Cost and Reserve [Line Items]
Amount of outstanding notes converted in to common stock shares		$ 731,426
Common stock shares issued on conversion of debt (in shares)		57,265,030
Net gain on conversion of notes		$ 297,370
Pre reverse split share price		$ 0.018